STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																		1 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 30, 2023	Aug. 02, 2023	Jul. 02, 2023	Jun. 30, 2023	Apr. 02, 2023	Mar. 27, 2023	Oct. 29, 2022	Aug. 25, 2022	Feb. 21, 2022	Feb. 03, 2022	Jan. 11, 2022	Jan. 02, 2022	Nov. 05, 2021	Aug. 05, 2021	May 12, 2021	Feb. 26, 2021	Nov. 24, 2017	Dec. 30, 2022	Sep. 30, 2022	Jan. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Sep. 29, 2023	Sep. 28, 2022	Dec. 31, 2020	Dec. 31, 2017
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																								1,000,000								1,000,000
Preferred Stock, Shares Authorized																					10,000,000			10,000,000						10,000,000		10,000,000	10,000,000
Debt Instrument, Convertible, Conversion Price																					$ 0.003									$ 0.003
Common Stock, Shares, Issued																					7,248,455			7,156,856						7,248,455		7,156,856	4,111,047
Share Price									$ 4	$ 4									$ 3						$ 3						$ 3
Conversion of Stock, Shares Issued											710
Common Stock, Convertible, Conversion Price, Increase											$ 5.50
Stock Issued During Period, Shares, New Issues									198,750	1,325,000																					818,335
Stock Issued During Period, Value, New Issues									$ 795,000	$ 5,300,000																					$ 2,455,003
Proceeds from Issuance Initial Public Offering									739,350	$ 4,779,000																					2,194,187
Common Stock Issued, Employee Trust, Deferred									$ 50,000,000
Stock Issued During Period, Value, Issued for Services																					$ 40,565	$ 32,500	$ 32,500		$ 40,000	$ 40,000	$ 40,000					$ 157,500
[custom:ConvertedToCommonStockShares]								121,572
[custom:AccruedOfferingCosts-0]																			$ 260,816						260,816						260,816
Deferred Offering Costs							$ 105,460												$ 257,240						$ 257,240						257,240
Share-Based Payment Arrangement, Expense																					32,728			$ 25,000						$ 98,945
[custom:EmployeeServiceShareBasedCompensationNonvestedAwardsTotalCompensationCostNotYetRecognizedPeriod2-0]																								$ 426,004								$ 426,004
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																																3 years 3 months 18 days
Treasury Stock, Common, Shares																								1,324								1,324	1,324					235
Treasury Stock, Common, Value																					157,452			$ 157,452						157,452		$ 157,452	$ 157,452					$ 148,000
Preferred Stock, Par or Stated Value Per Share																								$ 0.001								$ 0.001	$ 0.001
[custom:ActualCosts]																						17,645
Investment Company, Preferred Share, Amount Repurchased to NAV, Excess (Less)																						$ 281,500
Accrued Liabilities and Other Liabilities																					72,801									72,801
[custom:FairMarketValuePercentage]																								85.00%
Shares, Issued																								1,000,000								1,000,000
[custom:TotalCompensationCostForStockOptions-0]																					$ 592,927									592,927
Share-Based Payment Arrangement, Noncash Expense																														$ 499,590	$ 592,177	$ 819,191	$ 262,411
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share Price				$ 1.79																		$ 1.79
Stock Issued During Period, Shares, Issued for Services				65,561
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP				$ 117,048
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																																	3 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																	91.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																			926,266		1,217,775			926,266	926,266					1,217,775	926,266	926,266	431,266				451,898
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number																					581,325			404,599						581,325		404,599	312,310
Non Qualified Stock Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	70,000		50,000		353,117
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant												1,596,804
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 4.22							$ 6.41
[custom:OptionsToPurchaseSharesOfCommonStock]												665,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term												3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate												72.00%
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of Other than 10 or 20 Percent Adverse Change in Discount Rate, Percent												0.97%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period					60,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number					293,117
Share-Based Payment Arrangement, Noncash Expense					$ 567,569
Shareholders One [Member]
Class of Stock [Line Items]
Payments for Repurchase of Common Stock																																	$ 115	$ 84
Accelerated Share Repurchases, Final Price Paid Per Share																																	$ 10.08	$ 7.00
Shareholders Two [Member]
Class of Stock [Line Items]
Payments for Repurchase of Common Stock																																	$ 753	$ 140
Accelerated Share Repurchases, Final Price Paid Per Share																																	$ 9.09	$ 6.30
Private Placement [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units, Sold in Private Placement							83,667												818,335
Sale of Stock, Price Per Share							$ 3.00												$ 3.00						$ 3.00						$ 3.00
Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																		16,335							9,758	10,668	7,198
Stock Issued During Period, Value, Issued for Services																		$ 37,500							$ 40,000	$ 40,000	$ 40,000
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																													$ 4.32
Stock Issued During Period, Shares, Issued for Services													3,726	4,032														7,223				9,560
Stock Issued During Period, Value, Issued for Services													$ 19,167	$ 30,000														$ 45,000				$ 50,000
Share-Based Payment Arrangement, Expense																													$ 7,685
Employees And Directors [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Expense																														$ 400,645	$ 592,177	$ 819,191	$ 262,411
Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock																$ 4,500,000
Convertible Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																					15,000			15,000						15,000		15,000	15,000
Preferred Stock, Shares Issued																								0								0
Preferred Stock, Shares Outstanding																					0			0						0		0	851
[custom:ConvertedToCommonStockShares]								851
Preferred Stock, Par or Stated Value Per Share																					$ 1,000			$ 1,000						$ 1,000		$ 1,000	$ 1,000
Preferred Stock, Redemption Price Per Share																								7								$ 7	$ 7
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted																														$ 1,000		$ 1,000
Debt Instrument, Convertible, Conversion Price																					$ 7.00			$ 7.00						$ 7.00		$ 7.00
Conversion of Stock, Shares Converted																								851									854
Debt Conversion, Converted Instrument, Shares Issued																								121,572									122,000
[custom:ConvertedToCommonStockShares]								851
Series B Convertible Preferred Stock [Member] | Equity Unit Purchase Agreements [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted																	$ 2,830,000
Preferred Stock, Shares Issued																	2,830
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 1,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted																				2,500													2,000
Debt Conversion, Converted Instrument, Shares Issued																				454,546													363,636
Series C Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued																4,500
Proceeds from Issuance of Convertible Preferred Stock																$ 4,500,000
Convertible Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																					5,000			5,000						5,000		5,000	5,000
Preferred Stock, Shares Outstanding																					0			0						0		0	2,500
Conversion of Stock, Shares Issued											1,790
Preferred Stock, Par or Stated Value Per Share																					$ 1,000			$ 1,000						$ 1,000		$ 1,000	$ 1,000
Preferred Stock, Voting Rights																														Each share of Series C Convertible Preferred Stock has 172 votes
Preferred Stock, Redemption Price Per Share																					$ 5.50			$ 5.50						$ 5.50		$ 5.50	$ 5.50
[custom:SeriesCPreferredConvertedToCommonStockShares]																				454,546
Series D Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued																			999						999						999
Proceeds from Issuance of Convertible Preferred Stock																			$ 999,000
Proceeds from Issuance or Sale of Equity																			$ 3,454,003
Share Price																			$ 1,000						$ 1,000						$ 1,000
Series D Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued							300
Proceeds from Issuance of Convertible Preferred Stock							$ 300,000
Proceeds from Issuance or Sale of Equity							$ 551,001
Share Price							$ 1,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																									9,758
Common Stock [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent																														15.00%
Common Stock [Member] | Three Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																						5,645	12,463
Stock Issued During Period, Value, Issued for Services																						$ 32,500	$ 32,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased				$ 5.76																		$ 5.76	$ 2.61
Common Stock [Member] | Four Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																					7,910
Stock Issued During Period, Value, Issued for Services																					$ 40,565
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased																																			$ 5.13
Common Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued																			818,355						818,355						818,355
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units, Sold in Private Placement							83,667
Sale of Stock, Price Per Share							$ 3.00
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Share Price							$ 1,000												$ 1,000						$ 1,000						$ 1,000
Stock Issued During Period, Shares, Other							300												999
Proceeds from Issuance of Private Placement							$ 551,001												$ 3,454,003
Convertible Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																								4,000								4,000	4,000			4,000
Preferred Stock, Shares Outstanding																					1,299			1,299						1,299		1,299	0
Preferred Stock, Par or Stated Value Per Share																								$ 1,000								$ 1,000	$ 1,000			$ 1,000
Preferred Stock, Voting Rights																														Each share of Series D Convertible Preferred Stock has 333 votes
Preferred Stock, Redemption Price Per Share																								$ 3								$ 3	$ 3
Preferred Stock, Convertible, Conversion Price																					$ 3.00									$ 3.00
Convertible Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																					30,000			30,000						30,000		30,000
Preferred Stock, Shares Issued						4,000
Preferred Stock, Shares Outstanding																					4,000			0						4,000		0
Preferred Stock, Par or Stated Value Per Share						$ 1,000															$ 1,000			$ 1,000						$ 1,000		$ 1,000
Preferred Stock, Voting Rights																														Each share of Series E Preferred Stock has 333 votes
Preferred Stock, Redemption Price Per Share																								$ 3								$ 3
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																							$ 299,145
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock						$ 4,000,000
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock		$ 5,000,000
Share Price																					$ 6.20									$ 6.20
[custom:SeriesFPreferredConvertiblePreferredStockShares]		5,000
Convertible Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																					5,000			5,000						5,000		5,000
Preferred Stock, Shares Outstanding																					5,000			0						5,000		0
Preferred Stock, Par or Stated Value Per Share																					$ 1,000			$ 1,000						$ 1,000		$ 1,000
Preferred Stock, Voting Rights																														Each share of Series F Preferred Stock has 161 votes
Preferred Stock, Redemption Price Per Share																								$ 6.20								$ 6.20
Preferred Stock, Convertible, Conversion Price																					$ 6.20									$ 6.20
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award																																not exceed 10 years
Common Stock, Voting Rights																																more than 10% of the total combined voting power of all classes of capital stock
[custom:AggregateFairMarketValueOfOurCommonStockNotExceed]																																$ 100,000
Call Option [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent																														85.00%
Put Option [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent																														15.00%
Two Thousands Twenty One Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period																																1,000,000
2021 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																					882,636			495,000						882,636		495,000
Plan 2016 [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																					269,658			271,266						269,658		271,266
Non Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																					160,000			160,000						160,000		160,000